LOSS PER SHARE (Details) - USD ($)		11 Months Ended		12 Months Ended
	Jul. 20, 2020	Jun. 30, 2021		Jun. 30, 2022
Loss per Share [Abstract]
Basic loss per share (in dollars per share)	$ (0.22)	$ (0.19)	[1]	$ (0.16)
Diluted loss per share (in dollars per share)	$ (0.22)	$ (0.19)	[1]	$ (0.16)
Income and share data used in calculations of basic earnings per share [Abstract]
Net loss		$ (13,230,837)		$ (21,521,237)
Net loss used in calculating basic and dilutive earnings per share		$ (13,230,837)		$ (21,521,237)
Weighted average number of ordinary shares used in calculating basic and dilutive earnings per share [Abstract]
Basic (in shares)		68,798,762		134,609,413
Dilutive (in shares)		68,798,762		134,609,413
Ordinary Shares [Member]
Non-Dilutive Securities [Abstract]
Anti-dilutive effect of share options on number of ordinary shares (in shares)		94,349,214		91,644,000
Unlisted Options [Member]
Non-Dilutive Securities [Abstract]
Anti-dilutive effect of share options on number of ordinary shares (in shares)				23,824,000
Performance Rights [Member]
Non-Dilutive Securities [Abstract]
Anti-dilutive effect of share options on number of ordinary shares (in shares)				27,620,000
Restricted Stock Units [Member]
Non-Dilutive Securities [Abstract]
Anti-dilutive effect of share options on number of ordinary shares (in shares)				600,000
Performance Shares [Member]
Non-Dilutive Securities [Abstract]
Anti-dilutive effect of share options on number of ordinary shares (in shares)				39,600,000

[1]	Basic and diluted loss per share for the comparative period ended June 30, 2021 have been revised. Refer to Note 1(a) for further information.